Goodwill - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Goodwill [Line Items]
Goodwill, Impaired, Accumulated Impairment Loss	$ 1,205,731	$ 0
Goodwill impairment	1,205,731
US Acquiring
Goodwill [Line Items]
Goodwill impairment	(613,003)
Digital Commerce
Goodwill [Line Items]
Goodwill impairment	$ (592,728)